STOCK COMPENSATION (Schedule of Options Outstanding Under Option Plans) (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Options Outstanding
Number Outstanding	1,847,000	1,701,000	1,565,000
Remaining Average Contractual Life (in years)	2 years 3 months 18 days	6 years 9 months 18 days	7 years 6 months
Weighted Average Exercise Price	$ 0.37	$ 0.34	$ 0.30
Options Exercisable
Number Exercisable	1,327,000	1,114,500	845,600
Weighted Average Exercise Price	$ 0.09	$ 0.23	$ 0.21
0.14 - 0.24 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	0.14	0.14	0.14
Exercise price upper range limit	$ 0.24	$ 0.24	$ 0.24
Options Outstanding
Number Outstanding	720,000	720,000	720,000
Remaining Average Contractual Life (in years)	1 year 8 months 12 days	2 years 1 month 6 days	2 years 9 months 18 days
Weighted Average Exercise Price	$ 0.05	$ 0.06	$ 0.06
Options Exercisable
Number Exercisable	720,000	720,000	585,000
Weighted Average Exercise Price	$ 0.08	$ 0.09	$ 0.10
0.25 - 0.49 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	0.25	0.25	0.25
Exercise price upper range limit	$ 0.49	$ 0.49	$ 0.49
Options Outstanding
Number Outstanding	351,000	351,000	405,000
Remaining Average Contractual Life (in years)	1 year 1 month 6 days	1 year 6 months	2 years 1 month 6 days
Weighted Average Exercise Price	$ 0.05	$ 0.05	$ 0.07
Options Exercisable
Number Exercisable	297,000	207,000	165,600
Weighted Average Exercise Price	$ 0.06	$ 0.05	$ 0.05
0.50 - 0.78 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	0.50	0.50	0.50
Exercise price upper range limit	$ 0.78	$ 0.78	$ 0.78
Options Outstanding
Number Outstanding	776,000	630,000	440,000
Remaining Average Contractual Life (in years)	3 years 6 months	3 years 2 months 12 days	2 years 7 months 6 days
Weighted Average Exercise Price	$ 0.27	$ 0.23	$ 0.17
Options Exercisable
Number Exercisable	310,000	187,500	95,000
Weighted Average Exercise Price	$ 0.14	$ 0.09	$ 0.06